Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document Information
Document Type	6-K
Document Period End Date	Jun. 30, 2020
Amendment Flag	false
Entity Registrant Name	Dynagas LNG Partners LP
Entity Central Index Key	0001578453
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2